(1) OPERATIONS (Details 2)	12 Months Ended
Dec. 31, 2018
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Energy commercialization
Equity interest	Direct 100%
Clion Assessoria e Comercializacao de Energia Eletrica Ltda. ("CPFL Meridional") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Core activity	Commercialization and provision of energy services
Equity interest	Indirect 100%
CPFL Comercializacao Cone Sul S.A. ("CPFL Cone Sul") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Energy commercialization
Equity interest	Indirect 100%
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Core activity	Energy commercialization
Equity interest	Direct 100%
CPFL Brasil Varejista S.A. ("CPFL Brasil Varejista") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Energy commercialization
Equity interest	Indirect 100%